Property and Equipment, Net	3 Months Ended
Mar. 31, 2023
Property and Equipment, Net
Property and Equipment, Net
Note 8. Property and Equipment, Net
Property and equipment, net, are recorded at historical cost and consist of the following at December 31 (in thousands):
	December 31, 2022	December 31, 2021
Software	$14,746	$3,831
Leasehold improvements	13,793	4,212
Machinery and equipment	9,663	6,861
Furniture and fixtures	2,121	42
Construction in progress	1,937	5,086
Other	125	47
	42,385	20,079
Less: accumulated depreciation and amortization	(11,054)	(5,376)
Property and equipment, net	$31,331	$14,703
Total depreciation and amortization expense amounted to $5.9 million, $2.1 million and $1.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.
For the Company’s software assets, accumulated amortization was $3.9 million and $0.7 million as of December 31, 2022 and 2021, respectively. Amortization expense recognized on these software assets was $3.3 million and $0.5 million during the years ended December 31, 2022 and 2021, respectively. Estimated amortization expense for the next five years ended December 31 is as follows (in thousands):
	2023	2024	2025	2026	2027
Software	$4,812	$4,377	$1,600	$—	$—